Operating Revenue by Geographic Location	12 Months Ended
Dec. 31, 2014
Operating Revenue by Geographic Location
Operating Revenue by Geographic Location

17. Operating Revenue by Geographic Location

        Operating revenue by geographic location for the years ended December 31, was as follows (in thousands):

Continent	2014	2013	2012
Australia—Asia	$389,098	$413,662	$403,697
Europe	162,993	174,455	185,312

Total Revenue	$552,091	$588,117	$589,009